Offerings - Offering: 1	Sep. 16, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 686,475,441.90
Fee Rate	0.01476%
Amount of Registration Fee	$ 101,323.78
Offering Note	(1) The Proposed Maximum Aggregate Value of the Transaction was calculated as follows: (i) Aggregate number of securities to which the transaction applies: As of September 6, 2024, the maximum number of ordinary shares of Exscientia plc (the "Exscientia Ordinary Shares") to which this transaction applies is estimated to be 143,560,163, which consists of: (a) 130,076,534 Exscientia Ordinary Shares issued and outstanding as of September 6, 2024, including Exscientia Ordinary Shares underlying Exscientia American Depositary Shares, and entitled to receive the transaction consideration of 0.7729 of a share of Class A common stock of Recursion Pharmaceuticals, Inc. (the "Recursion Class A Common Stock") per share, (b) 8,562,048 Exscientia Ordinary Shares underlying Exscientia options outstanding as of September 6, 2024 (assuming that any applicable performance-based vesting conditions are satisfied at maximum levels of performance) that are expected to be converted into (x) the transaction consideration of 0.7729 of a share of Recursion Class A Common Stock per share underlying such Exscientia option, or (y) options to acquire 0.7729 of a share of Recursion Class A Common Stock per share underlying such Exscientia option, in each case, calculated net of the exercise price of such Exscientia option, (c) 2,121,581 Exscientia Ordinary Shares underlying Exscientia restricted stock units outstanding as of September 6, 2024 (assuming that any applicable performance-based vesting conditions are satisfied at maximum levels of performance) that are expected to be converted into (x) the transaction consideration of 0.7729 of a share of Recursion Class A Common Stock per share underlying such Exscientia restricted stock units, or (y) restricted stock units with respect 0.7729 of a share of Recursion Class A Common Stock per share underlying such Exscientia restricted stock unit, and (d) up to 2,800,000 Exscientia Ordinary Shares underlying Exscientia restricted stock units expected to be granted pursuant to a retention plan prior to the completion of the transaction that are expected to be converted into restricted stock units with respect 0.7729 of a share of Recursion Class A Common Stock per share underlying such Exscientia restricted stock unit. (ii) Per unit price or other underlying value of the transaction computed pursuant to Exchange Act Rule 0-11: Solely for the purpose of calculating the filing fee, as of September 6, 2024, the underlying value of the transaction was calculated in accordance with Exchange Act Rules 14a-6(i)(1) and 0-11 as the sum of (a) the product of 130,076,534 Exscientia Ordinary Shares multiplied by $4.7898, representing the average of the high and low sales prices of Exscientia ADSs as quoted on the Nasdaq Global Select Market on September 10, 2024 (the "Market Value"); (b) the product of 8,562,048 Exscientia Ordinary Shares upon the exercise of options with exercise prices below the Market Value, multiplied by $4.6556 (which is the excess of the Market Value over $0.1342, which is the weighted average exercise price of such options as converted to U.S. Dollars based on an exchange rate of GBP1.00 = $1.3136, the exchange rate on September 6, 2024 as published by the U.S. Federal Reserve); (c) the product of 2,121,581 Exscientia Ordinary Shares underlying Exscientia restricted stock units multiplied by the Market Value; and (d) the product of 2,800,000 Exscientia Ordinary Shares underlying Exscientia restricted stock units expected to be granted pursuant to a retention plan prior to the completion of the transaction multiplied by the Market Value (such sum, the "Total Consideration"). (2) In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the Total Consideration by 0.00014760.